Offerings	Jan. 28, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of Berkshire Hathaway Inc.
Offering Note
(1)
An indeterminate aggregate initial offering price of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices. In accordance with Rule 456(b) and 457(r), the registrant is deferring payment of all of the registration fees and will pay such fees on a pay-as-you-go-basis.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of Berkshire Hathaway Finance Corporation
Offering Note
(1)
An indeterminate aggregate initial offering price of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices. In accordance with Rule 456(b) and 457(r), the registrant is deferring payment of all of the registration fees and will pay such fees on a pay-as-you-go-basis.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Guarantee of Berkshire Hathaway Inc. of Debt Securities of Berkshire Hathaway Finance Corporation
Offering Note
(1)
An indeterminate aggregate initial offering price of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices. In accordance with Rule 456(b) and 457(r), the registrant is deferring payment of all of the registration fees and will pay such fees on a pay-as-you-go-basis.

(2)	Pursuant to Rule 457(n) under the Securities Act, no separate registration fee for the guarantee is payable.